Derivative Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Instruments

(5) Derivative Instruments

Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as “derivatives not designated as hedges” in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as “derivatives designated as hedges,” which include both cash flow and fair value hedges.

The following table sets forth our positions in derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
		Fair value			Fair value
(Amounts in millions)	Balance sheet classification	March 31, 2013	December 31, 2012	Balance sheet classification	March 31, 2013	December 31, 2012
Derivatives designated as hedges
Cash flow hedges:
Interest rate swaps	Other invested assets	$315	$414	Other liabilities	$50	$27
Inflation indexed swaps	Other invested assets	—	—	Other liabilities	95	105
Foreign currency swaps	Other invested assets	9	3	Other liabilities	8	1
Forward bond purchase commitments	Other invested assets	39	53	Other liabilities	—	—

Total cash flow hedges		363	470		153	133

Fair value hedges:
Interest rate swaps	Other invested assets	4	12	Other liabilities	—	—
Foreign currency swaps	Other invested assets	—	31	Other liabilities	—	—

Total fair value hedges		4	43		—	—

Total derivatives designated as hedges		367	513		153	133

Derivatives not designated as hedges
Interest rate swaps	Other invested assets	545	603	Other liabilities	222	280
Interest rate swaps related to securitization entities	Restricted other invested assets	—	—	Other liabilities	23	27
Credit default swaps	Other invested assets	7	8	Other liabilities	1	1
Credit default swaps related to securitization entities	Restricted other invested assets	—	—	Other liabilities	97	104
Equity index options	Other invested assets	17	25	Other liabilities	1	—
Financial futures	Other invested assets	—	—	Other liabilities	—	—
Equity return swaps	Other invested assets	1	—	Other liabilities	—	8
GMWB embedded derivatives	Reinsurance recoverable (1)	6	10	Policyholder account balances (2)	272	350
Fixed index annuity embedded derivatives	Other assets (3)	—	—	Policyholder account balances (3)	34	27

Total derivatives not designated as hedges		576	646		650	797

Total derivatives		$943	$1,159		$803	$930

(1)	Represents embedded derivatives associated with the reinsured portion of our guaranteed minimum withdrawal benefits (“GMWB”) liabilities.
(2)	Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(3)	Represents the embedded derivatives associated with our fixed index annuity liabilities.

The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB and fixed index annuity embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

(Notional in millions)	Measurement	December 31, 2012	Additions	Maturities/ terminations	March 31, 2013
Derivatives designated as hedges
Cash flow hedges:
Interest rate swaps	Notional	$10,146	$6,949	$(4,807)	$12,288
Inflation indexed swaps	Notional	554	—	(1)	553
Foreign currency swaps	Notional	183	102	—	285
Forward bond purchase commitments	Notional	456	—	—	456

Total cash flow hedges		11,339	7,051	(4,808)	13,582

Fair value hedges:
Interest rate swaps	Notional	723	—	—	723
Foreign currency swaps	Notional	85	—	(85)	—

Total fair value hedges		808	—	(85)	723

Total derivatives designated as hedges		12,147	7,051	(4,893)	14,305

Derivatives not designated as hedges
Interest rate swaps	Notional	6,331	252	(969)	5,614
Interest rate swaps related to securitization entities	Notional	104	—	—	104
Credit default swaps	Notional	932	68	(227)	773
Credit default swaps related to securitization entities	Notional	312	—	—	312
Equity index options	Notional	936	151	(104)	983
Financial futures	Notional	1,692	1,427	(1,692)	1,427
Equity return swaps	Notional	186	20	—	206
Other foreign currency contracts	Notional	—	14	—	14

Total derivatives not designated as hedges		10,493	1,932	(2,992)	9,433

Total derivatives		$22,640	$8,983	$(7,885)	$23,738

(Number of policies)	Measurement	December 31, 2012	Additions	Maturities/ terminations	March 31, 2013
Derivatives not designated as hedges
GMWB embedded derivatives	Policies	45,027	—	(732)	44,295
Fixed index annuity embedded derivatives	Policies	2,013	392	(18)	2,387

Cash Flow Hedges

Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; (vi) forward bond purchase commitments to hedge against the variability in the anticipated cash flows required to purchase future fixed rate bonds; and (vii) other instruments to hedge the cash flows of various forecasted transactions.

The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the three months ended March 31, 2013:

(Amounts in millions)	Gain (loss) recognized in OCI	Gain (loss) reclassified into net income from OCI	Classification of gain (loss) reclassified into net income	Gain (loss) recognized in net income (1)	Classification of gain (loss) recognized in net income
Interest rate swaps hedging assets	$(153)	$9	Net investment income	$(3)	Net investment gains (losses)
Interest rate swaps hedging liabilities	—	1	Interest expense	—	Net investment gains (losses)
Forward bond purchase commitments	(14)	—	Net investment income	—	Net investment gains (losses)
Inflation indexed swaps	9	3	Net investment income	—	Net investment gains (losses)
Foreign currency swaps	1	—	Interest expense	—	Net investment gains (losses)

Total	$(157)	$13		$(3)

(1)	Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the three months ended March 31, 2012:

(Amounts in millions)	Gain (loss) recognized in OCI	Gain (loss) reclassified into net income from OCI	Classification of gain (loss) reclassified into net income	Gain (loss) recognized in net income (1)	Classification of gain (loss) recognized in net income
Interest rate swaps hedging assets	$(421)	$9	Net investment income	$(16)	Net investment gains (losses)
Interest rate swaps hedging assets	—	1	Net investment gains (losses)	—	Net investment gains (losses)
Inflation indexed swaps	(31)	—	Net investment income	—	Net investment gains (losses)
Foreign currency swaps	1	—	Interest expense	—	Net investment gains (losses)
Forward bond purchase commitments	(48)	—	Net investment income	—	Net investment gains (losses)

Total	$(499)	$10		$(16)

(1)	Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders’ equity labeled “derivatives qualifying as hedges,” for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Derivatives qualifying as effective accounting hedges as of January 1	$1,909	$2,009
Current period increases (decreases) in fair value, net of deferred taxes of $55 and $177	(102)	(322)
Reclassification to net (income), net of deferred taxes of $5 and $3	(8)	(7)

Derivatives qualifying as effective accounting hedges as of March 31	$1,799	$1,680

The total of derivatives designated as cash flow hedges of $1,799 million, net of taxes, recorded in stockholders’ equity as of March 31, 2013 is expected to be reclassified to future net income, concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments and interest income on future fixed rate bond purchases. Of this amount, $32 million, net of taxes, is expected to be reclassified to net income in the next 12 months. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions associated with qualifying cash flow hedges are expected to occur by 2047. No amounts were reclassified to net income during the three months ended March 31, 2013 in connection with forecasted transactions that were no longer considered probable of occurring.

Fair Value Hedges

Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income. In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income. We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; (iii) cross currency swaps to convert non-U.S. dollar fixed rate liabilities to floating rate U.S. dollar liabilities; and (iv) other instruments to hedge various fair value exposures of investments.

The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the three months ended March 31, 2013:

	Derivative instrument				Hedged item
(Amounts in millions)	Gain (loss) recognized in net income	Classification of gain (losses) recognized in net income	Other impacts to net income	Classification of other impacts to net income	Gain (loss) recognized in net income	Classification of gain (losses) recognized in net income
Interest rate swaps hedging liabilities	$(8)	Net investment gains (losses)	$8	Interest credited	$8	Net investment gains (losses)
Foreign currency swaps	(31)	Net investment gains (losses)	—	Interest credited	31	Net investment gains (losses)

Total	$(39)		$8		$39

The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the three months ended March 31, 2012:

	Derivative instrument				Hedged item
(Amounts in millions)	Gain (loss) recognized in net income	Classification of gain (losses) recognized in net income	Other impacts to net income	Classification of other impacts to net income	Gain (loss) recognized in net income	Classification of gain (losses) recognized in net income
Interest rate swaps hedging assets	$—	Net investment gains (losses)	$(1)	Net investment income	$—	Net investment gains (losses)
Interest rate swaps hedging liabilities	(9)	Net investment gains (losses)	11	Interest credited	9	Net investment gains (losses)
Foreign currency swaps	3	Net investment gains (losses)	1	Interest credited	(4)	Net investment gains (losses)

Total	$(6)		$11		$5

The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

Derivatives Not Designated As Hedges

We also enter into certain non-qualifying derivative instruments such as: (i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; (v) credit default swaps to mitigate loss exposure to certain credit risk; (vi) foreign currency forward contracts to mitigate currency risk associated with future dividends and other cash flows from certain foreign subsidiaries to our holding company; and (vii) equity index options to mitigate certain macroeconomic risks associated with certain foreign subsidiaries. Additionally, we provide GMWBs on certain variable annuities that are required to be bifurcated as embedded derivatives. We also offer fixed index annuity products and have reinsurance agreements with certain features that are required to be bifurcated as embedded derivatives.

We also have derivatives related to securitization entities where we were required to consolidate the related securitization entity as a result of our involvement in the structure. The counterparties for these derivatives typically only have recourse to the securitization entity. The interest rate swaps used for these entities are typically used to effectively convert the interest payments on the assets of the securitization entity to the same basis as the interest rate on the borrowings issued by the securitization entity. Credit default swaps are utilized in certain securitization entities to enhance the yield payable on the borrowings issued by the securitization entity and also include a settlement feature that allows the securitization entity to provide the par value of assets in the securitization entity for the amount of any losses incurred under the credit default swap.

The following table provides the pre-tax gain (loss) recognized in net income for the effects of derivatives not designated as hedges for the periods indicated:

	Three months ended March 31,		Classification of gain (loss) recognized in net income
(Amounts in millions)	2013	2012
Interest rate swaps	$1	$1	Net investment gains (losses)
Interest rate swaps related to securitization entities	2	2	Net investment gains (losses)
Credit default swaps	4	41	Net investment gains (losses)
Credit default swaps related to securitization entities	8	31	Net investment gains (losses)
Equity index options	(16)	(35)	Net investment gains (losses)
Financial futures	(97)	(112)	Net investment gains (losses)
Equity return swaps	(10)	(25)	Net investment gains (losses)
Other foreign currency contracts	—	(17)	Net investment gains (losses)
Reinsurance embedded derivatives	—	(12)	Net investment gains (losses)
GMWB embedded derivatives	82	203	Net investment gains (losses)
Fixed index annuity embedded derivatives	(3)	(2)	Net investment gains (losses)

Total derivatives not designated as hedges	$(29)	$75

Derivative Counterparty Credit Risk

Most of our derivative arrangements with counterparties require the posting of collateral upon meeting certain net exposure thresholds. For derivatives related to securitization entities, there are no arrangements that require either party to provide collateral and the recourse of the derivative counterparty is typically limited to the assets held by the securitization entity and there is no recourse to any entity other than the securitization entity.

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	March 31, 2013
				Gross amounts not offset in the balance sheet
(Amounts in millions)	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments	Collateral pledged/ received	Over collateralization	Net amount
Assets Derivatives (1)	$1,001	$—	$1,001	$(340)	$(615)	$9	$55
Liabilities Derivatives (2)	404	—	404	(340)	(79)	19	4

Net derivatives	$597	$—	$597	$—	$(536)	$(10)	$51

(1)	Included $64 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
(2)	Included $27 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.

	December 31, 2012
				Gross amounts not offset in the balance sheet
(Amounts in millions)	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments	Collateral pledged/ received	Over collateralization	Net amount
Assets Derivatives (1)	$1,196	$—	$1,196	$(368)	$(840)	$84	$72
Liabilities Derivatives (2)	432	—	432	(368)	(61)	9	12

Net derivatives	$764	$—	$764	$—	$(779)	$75	$60

(1)	Included $47 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
(2)	Included $10 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.

Except for derivatives related to securitization entities, all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party’s long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of March 31, 2013 and December 31, 2012, we could have been allowed to claim or required to disburse up to the net amounts shown in the last column of the charts above. The charts above exclude embedded derivatives and derivatives related to securitization entities as those derivatives are not subject to master netting arrangements.

Credit Derivatives

We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

In addition to the credit derivatives discussed above, we also have credit derivative instruments related to securitization entities that we consolidate. These derivatives represent a customized index of reference entities with specified attachment points for certain derivatives. The credit default triggers are similar to those described above. In the event of default, the securitization entity will provide the counterparty with the par value of assets held in the securitization entity for the amount of incurred loss on the credit default swap. The maximum exposure to loss for the securitization entity is the notional value of the derivatives. Certain losses on these credit default swaps would be absorbed by the third-party noteholders of the securitization entity and the remaining losses on the credit default swaps would be absorbed by our portion of the notes issued by the securitization entity.

The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of the dates indicated:

	March 31, 2013			December 31, 2012
(Amounts in millions)	Notional value	Assets	Liabilities	Notional value	Assets	Liabilities
Reference entity credit rating and maturity:
AAA
Matures in less than one year	$—	$—	$—	$5	$—	$—
AA
Matures in less than one year	—	—	—	6	—	—
Matures after one year through five years	5	—	—	—	—	—
Matures after five years through ten years	—	—	—	5	—	—
A
Matures in less than one year	10	—	—	37	—	—
Matures after five years through ten years	10	—	—	10	1	—
BBB
Matures in less than one year	6	—	—	68	—	—
Matures after one year through five years	14	—	—	—	—	—
Matures after five years through ten years	10	—	—	24	—	—

Total credit default swaps on single name reference entities	$55	$—	$—	$155	$1	$—

The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of the dates indicated:

	March 31, 2013			December 31, 2012
(Amounts in millions)	Notional value	Assets	Liabilities	Notional value	Assets	Liabilities
Original index tranche attachment/detachment point and maturity:
7% - 15% matures after one year through five years (1)	$100	$1	$—	$100	$—	$1
9% - 12% matures in less than one year (2)	50	—	—	50	—	—
9% - 12% matures after one year through five years (2)	250	2	—	250	2	—
10% - 15% matures after one year through five years (3)	250	4	—	250	4	—
15% - 30% matures after five years through ten years (4)	—	—	—	127	1	—

Total credit default swap index tranches	650	7	—	777	7	1

Customized credit default swap index tranches related to securitization entities:
Portion backing third-party borrowings maturing 2017 (5)	12	—	4	12	—	5
Portion backing our interest maturing 2017 (6)	300	—	93	300	—	99

Total customized credit default swap index tranches related to securitization entities	312	—	97	312	—	104

Total credit default swaps on index tranches	$962	$7	$97	$1,089	$7	$105

(1)	The current attachment/detachment as of March 31, 2013 and December 31, 2012 was 7% – 15%.
(2)	The current attachment/detachment as of March 31, 2013 and December 31, 2012 was 9% – 12%.
(3)	The current attachment/detachment as of March 31, 2013 and December 31, 2012 was 10% – 15%.
(4)	The current attachment/detachment as of December 31, 2012 was 14.8% – 30.3%.
(5)	Original notional value was $39 million.
(6)	Original notional value was $300 million.

(5) Derivative Instruments

Our business activities routinely deal with fluctuations in interest rates, equity prices, currency exchange rates and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibitions on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as “derivatives not designated as hedges” in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as “derivatives designated as hedges,” which include both cash flow and fair value hedges.

The following table sets forth our positions in derivative instruments as of December 31:

	Derivative assets			Derivative liabilities
(Amounts in millions)	Balance sheet classification	Fair value		Balance sheet classification	Fair value
		2012	2011		2012	2011
Derivatives designated as hedges
Cash flow hedges:
Interest rate swaps	Other invested assets	$414	$602	Other liabilities	$27	$1
Inflation indexed swaps	Other invested assets	—	—	Other liabilities	105	43
Foreign currency swaps	Other invested assets	3	—	Other liabilities	1	—
Forward bond purchase commitments	Other invested assets	53	47	Other liabilities	—	—

Total cash flow hedges		470	649		133	44

Fair value hedges:
Interest rate swaps	Other invested assets	12	43	Other liabilities	—	1
Foreign currency swaps	Other invested assets	31	32	Other liabilities	—	—

Total fair value hedges		43	75		—	1

Total derivatives designated as hedges		513	724		133	45

Derivatives not designated as hedges
Interest rate swaps	Other invested assets	603	705	Other liabilities	280	374
Interest rate swaps related to securitization entities (1)	Restricted other invested assets	—	—	Other liabilities	27	28
Credit default swaps	Other invested assets	8	1	Other liabilities	1	59
Credit default swaps related to securitization entities (1)	Restricted other invested assets	—	—	Other liabilities	104	177
Equity index options	Other invested assets	25	39	Other liabilities	—	—
Financial futures	Other invested assets	—	—	Other liabilities	—	—
Equity return swaps	Other invested assets	—	7	Other liabilities	8	4
Other foreign currency contracts	Other invested assets	—	9	Other liabilities	—	11
Reinsurance embedded derivatives (2)	Other assets	—	29	Other liabilities	—	—
GMWB embedded derivatives	Reinsurance recoverable(3)	10	16	Policyholder account balances (4)	350	492
Fixed index annuity embedded derivatives	Other assets (5)	—	—	Policyholder account balances (5)	27	4

Total derivatives not designated as hedges		646	806		797	1,149

Total derivatives		$1,159	$1,530		$930	$1,194

(1)	See note 18 for additional information related to consolidated securitization entities.
(2)	Represents embedded derivatives associated with certain reinsurance agreements.
(3)	Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
(4)	Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.
(5)	Represents the embedded derivatives associated with our fixed index annuity liabilities.

The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for GMWB and fixed index annuity embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

(Notional in millions)	Measurement	December 31, 2011	Additions	Maturities/ terminations	December 31, 2012
Derivatives designated as hedges
Cash flow hedges:
Interest rate swaps	Notional	$12,399	$—	$(2,253)	$10,146
Inflation indexed swaps	Notional	544	10	—	554
Foreign currency swaps	Notional	—	259	(76)	183
Forward bond purchase commitments	Notional	504	—	(48)	456

Total cash flow hedges		13,447	269	(2,377)	11,339

Fair value hedges:
Interest rate swaps	Notional	1,039	—	(316)	723
Foreign currency swaps	Notional	85	—	—	85

Total fair value hedges		1,124	—	(316)	808

Total derivatives designated as hedges		14,571	269	(2,693)	12,147

Derivatives not designated as hedges
Interest rate swaps	Notional	7,200	2,773	(3,642)	6,331
Interest rate swaps related to securitization entities (1)	Notional	117	—	(13)	104
Credit default swaps	Notional	1,110	100	(278)	932
Credit default swaps related to securitization entities (1)	Notional	314	—	(2)	312
Equity index options	Notional	522	1,652	(1,238)	936
Financial futures	Notional	2,924	5,746	(6,978)	1,692
Equity return swaps	Notional	326	202	(342)	186
Other foreign currency contracts	Notional	779	358	(1,137)	—
Reinsurance embedded derivatives	Notional	228	53	(281)	—

Total derivatives not designated as hedges		13,520	10,884	(13,911)	10,493

Total derivatives		$28,091	$11,153	$(16,604)	$22,640

(1)	See note 18 for additional information related to consolidated securitization entities.

(Number of policies)	Measurement	December 31, 2011	Additions	Maturities/ terminations	December 31, 2012
Derivatives not designated as hedges
GMWB embedded derivatives	Policies	47,714	—	(2,687)	45,027
Fixed index annuity embedded derivatives	Policies	433	1,610	(30)	2,013

We did not have any derivatives with counterparties that can be terminated at the option of the derivative counterparty as of December 31, 2012.

Cash Flow Hedges

Certain derivative instruments are designated as cash flow hedges. The changes in fair value of these instruments are recorded as a component of OCI. We designate and account for the following as cash flow hedges when they have met the effectiveness requirements: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) receive U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments; (iv) pay U.S. dollar fixed on foreign currency swaps to hedge the foreign currency cash flow exposure on liabilities denominated in foreign currencies; (v) forward starting interest rate swaps to hedge against changes in interest rates associated with future fixed rate bond purchases and/or interest income; (vi) forward bond purchase commitments to hedge against the variability in the anticipated cash flows required to purchase future fixed rate bonds; and (vii) other instruments to hedge the cash flows of various forecasted transactions.

The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2012:

(Amounts in millions)	Gain (loss) recognized in OCI	Gain (loss) reclassified into net income (loss) from OCI	Classification of gain (loss) reclassified into net income (loss)	Gain (loss) recognized in net income (loss) (1)	Classification of gain (loss) recognized in net income (loss)
Interest rate swaps hedging assets	$(74)	$40	Net investment income	$(12)	Net investment gains (losses)
Interest rate swaps hedging assets	—	2	Net investment gains (losses)	—	Net investment gains (losses)
Interest rate swaps hedging liabilities	—	2	Interest expense	—	Net investment gains (losses)
Forward bond purchase commitments	14	—	Net investment income	—	Net investment gains (losses)
Inflation indexed swaps	(58)	(9)	Net investment income	—	Net investment gains (losses)
Foreign currency swaps	3	—	Interest expense	—	Net investment gains (losses)

Total	$(115)	$35		$(12)

(1)	Represents ineffective portion of cash flow hedges as there were no amounts excluded from the measurement of effectiveness.

The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2011:

(Amounts in millions)	Gain (loss) recognized in OCI	Gain (loss) reclassified into net income (loss) from OCI	Classification of gain (loss) reclassified into net income (loss)	Gain (loss) recognized in net income (loss) (1)	Classification of gain (loss) recognized in net income (loss)
Interest rate swaps hedging assets	$1,642	$27	Net investment income	$49	Net investment gains (losses)
Interest rate swaps hedging assets	—	2	Net investment gains (losses)	—	Net investment gains (losses)
Interest rate swaps hedging liabilities	—	2	Interest expense	—	Net investment gains (losses)
Forward bond purchase commitments	47	—	Net investment income	—	Net investment gains (losses)
Inflation indexed swaps	(10)	(25)	Net investment income	—	Net investment gains (losses)
Foreign currency swaps	4	(5)	Interest expense	—	Net investment gains (losses)

Total	$1,683	$1		$49

(1)	Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

The following table provides information about the pre-tax income (loss) effects of cash flow hedges for the year ended December 31, 2010:

(Amounts in millions)	Gain (loss) recognized in OCI	Gain (loss) reclassified into net income (loss) from OCI (1)	Classification of gain (loss) reclassified into net income (loss)	Gain (loss) recognized in net income (loss) (2)	Classification of gain (loss) recognized in net income (loss)
Interest rate swaps hedging assets	$206	$15	Net investment income	$3	Net investment gains (losses)
Interest rate swaps hedging assets	—	2	Net investment gains (losses)	—	Net investment gains (losses)
Interest rate swaps hedging liabilities	(3)	2	Interest expense	—	Net investment gains (losses)
Inflation indexed swaps	(12)	—	Net investment income	—	Net investment gains (losses)
Foreign currency swaps	13	(6)	Interest expense	—	Net investment gains (losses)

Total	$204	$13		$3

(1)

Amounts included $2 million of gains reclassified into net income (loss) for cash flow hedges that were terminated or de-designated where the effective portion is reclassified into net income (loss) when the underlying hedge item affects net income (loss).

(2)	Represents ineffective portion of cash flow hedges, as there were no amounts excluded from the measurement of effectiveness.

The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholders’ equity labeled “derivatives qualifying as hedges,” for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Derivatives qualifying as effective accounting hedges as of January 1	$2,009	$924	$802
Current period increases (decreases) in fair value, net of deferred taxes of $38, $(597) and $(73)	(77)	1,086	131
Reclassification to net (income) loss, net of deferred taxes of $12, $—and $4	(23)	(1)	(9)

Derivatives qualifying as effective accounting hedges as of December 31	$1,909	$2,009	$924

The total of derivatives designated as cash flow hedges of $1,909 million, net of taxes, recorded in stockholders’ equity as of December 31, 2012 is expected to be reclassified to future net income (loss), concurrently with and primarily offsetting changes in interest expense and interest income on floating rate instruments and interest income on future fixed rate bond purchases. Of this amount, $36 million, net of taxes, is expected to be reclassified to net income (loss) in the next 12 months. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions associated with qualifying cash flow hedges are expected to occur by 2045. No amounts were reclassified to net income (loss) during the years ended December 31, 2012, 2011 and 2010 in connection with forecasted transactions that were no longer considered probable of occurring.

Fair Value Hedges

Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; (iii) cross currency swaps to convert non-U.S. dollar fixed rate liabilities to floating rate U.S. dollar liabilities; and (iv) other instruments to hedge various fair value exposures of investments.

The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2012:

	Derivative instrument				Hedged item
(Amounts in millions)	Gain (loss) recognized in net income (loss)	Classification of gain (losses) recognized in net income (loss)	Other impacts to net income (loss)	Classification of other impacts to net income (loss)	Gain (loss) recognized in net income (loss)	Classification of gain (losses) recognized in net income (loss)
Interest rate swaps hedging assets	$1	Net investment gains (losses)	$(4)	Net investment income	$(1)	Net investment gains (losses)
Interest rate swaps hedging liabilities	(30)	Net investment gains (losses)	38	Interest credited	30	Net investment gains (losses)
Foreign currency swaps	(1)	Net investment gains (losses)	2	Interest credited	—	Net investment gains (losses)

Total	$(30)		$36		$29

The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2011:

	Derivative instrument				Hedged item
(Amounts in millions)	Gain (loss) recognized in net income (loss)	Classification of gain (losses) recognized in net income (loss)	Other impacts to net income (loss)	Classification of other impacts to net income (loss)	Gain (loss) recognized in net income (loss)	Classification of gain (losses) recognized in net income (loss)
Interest rate swaps hedging assets	$3	Net investment gains (losses)	$(9)	Net investment income	$(3)	Net investment gains (losses)
Interest rate swaps hedging liabilities	(52)	Net investment gains (losses)	66	Interest credited	52	Net investment gains (losses)
Foreign currency swaps	(3)	Net investment gains (losses)	3	Interest credited	3	Net investment gains (losses)

Total	$(52)		$60		$52

The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2010:

	Derivative instrument				Hedged item
(Amounts in millions)	Gain (loss) recognized in net income (loss)	Classification of gain (losses) recognized in net income (loss)	Other impacts to net income (loss)	Classification of other impacts to net income (loss)	Gain (loss) recognized in net income (loss)	Classification of gain (losses) recognized in net income (loss)
Interest rate swaps hedging assets	$3	Net investment gains (losses)	$(12)	Net investment income	$(3)	Net investment gains (losses)
Interest rate swaps hedging liabilities	(32)	Net investment gains (losses)	96	Interest credited	32	Net investment gains (losses)
Foreign currency swaps	12	Net investment gains (losses)	3	Interest credited	(12)	Net investment gains (losses)

Total	$(17)		$87		$17

The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income (loss) activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

Derivatives Not Designated As Hedges

We also enter into certain non-qualifying derivative instruments such as: (i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; (iii) equity index options, equity return swaps, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits; (iv) interest rate swaps where the hedging relationship does not qualify for hedge accounting; (v) credit default swaps to mitigate loss exposure to certain credit risk; (vi) foreign currency forward contracts to mitigate currency risk associated with future dividends and other cash flows from certain foreign subsidiaries to our holding company; and (vii) equity index options and credit default swaps to mitigate certain macroeconomic risks associated with certain foreign subsidiaries. Additionally, we provide GMWBs on certain variable annuities that are required to be bifurcated as embedded derivatives. We also offer fixed index annuity products and have reinsurance agreements with certain features that are required to be bifurcated as embedded derivatives.

We also have derivatives related to securitization entities where we were required to consolidate the related securitization entity as a result of our involvement in the structure. The counterparties for these derivatives typically only have recourse to the securitization entity. The interest rate swaps used for these entities are typically used to effectively convert the interest payments on the assets of the securitization entity to the same basis as the interest rate on the borrowings issued by the securitization entity. Credit default swaps are utilized in certain securitization entities to enhance the yield payable on the borrowings issued by the securitization entity and also include a settlement feature that allows the securitization entity to provide the par value of assets in the securitization entity for the amount of any losses incurred under the credit default swap.

The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

(Amounts in millions)	2012	2011	2010	Classification of gain (loss) recognized in net income (loss)
Interest rate swaps	$21	$11	$105	Net investment gains (losses)
Interest rate swaps related to securitization entities (1)	(4)	(16)	(11)	Net investment gains (losses)
Interest rate swaptions	—	—	53	Net investment gains (losses)
Credit default swaps	57	(45)	7	Net investment gains (losses)
Credit default swaps related to securitization entities (1)	76	(46)	(9)	Net investment gains (losses)
Equity index options	(58)	8	(75)	Net investment gains (losses)
Financial futures	(121)	175	(109)	Net investment gains (losses)
Equity return swaps	(37)	3	(11)	Net investment gains (losses)
Other foreign currency contracts	(19)	(16)	(11)	Net investment gains (losses)
Reinsurance embedded derivatives	3	29	1	Net investment gains (losses)
GMWB embedded derivatives	170	(316)	87	Net investment gains (losses)
Fixed index annuity embedded derivatives	(1)	1	(2)	Net investment gains (losses)

Total derivatives not designated as hedges	$87	$(212)	$25

(1)	See note 18 for additional information related to consolidated securitization entities.

Derivative Counterparty Credit Risk

Most of our derivative arrangements with counterparties require the posting of collateral upon meeting certain net exposure thresholds. For derivatives related to securitization entities, there are no arrangements that require either party to provide collateral and the recourse of the derivative counterparty is typically limited to the assets held by the securitization entity and there is no recourse to any entity other than the securitization entity.

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2012
				Gross amounts not offset in the balance sheet
(Amounts in millions)	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments	Collateral pledged/ received	Over collateralization	Net amount
Assets Derivatives (1)	$1,196	$—	$1,196	$(368)	$(840)	$84	$72
Liabilities Derivatives (2)	432	—	432	(368)	(61)	9	12

Net derivatives	$764	$—	$764	$—	$(779)	$75	$60

(1)	Included $47 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
(2)	Included $10 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.

	December 31, 2011
				Gross amounts not offset in the balance sheet
(Amounts in millions)	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments	Collateral pledged/ received	Over collateralization	Net amount
Assets Derivatives (1)	$1,530	$—	$1,530	$(478)	$(1,023)	$39	$68
Liabilities Derivatives (2)	504	—	504	(478)	(28)	12	10

Net derivatives	$1,026	$—	$1,026	$—	$(995)	$27	$58

(1)	Included $45 million of accruals on derivatives classified as other assets and does not include amounts related to embedded derivatives.
(2)	Included $11 million of accruals on derivatives classified as other liabilities and does not include amounts related to embedded derivatives and derivatives related to securitization entities.

Except for derivatives related to securitization entities, all of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party’s long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2012 and 2011, we could have been allowed to claim or required to disburse up to the net amounts shown in the last column of the charts above. The charts above exclude embedded derivatives and derivatives related to securitization entities as those derivatives are not subject to master netting arrangements.

Credit Derivatives

We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

In addition to the credit derivatives discussed above, we also have credit derivative instruments related to securitization entities that we consolidated in 2010. These derivatives represent a customized index of reference entities with specified attachment points for certain derivatives. The credit default triggers are similar to those described above. In the event of default, the securitization entity will provide the counterparty with the par value of assets held in the securitization entity for the amount of incurred loss on the credit default swap. The maximum exposure to loss for the securitization entity is the notional value of the derivatives. Certain losses on these credit default swaps would be absorbed by the third-party noteholders of the securitization entity and the remaining losses on the credit default swaps would be absorbed by our portion of the notes issued by the securitization entity.

The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

	2012			2011
(Amounts in millions)	Notional value	Assets	Liabilities	Notional value	Assets	Liabilities
Reference entity credit rating and maturity:
AAA
Matures in less than one year	$5	$—	$—	$—	$—	$—
Matures after one year through five years	—	—	—	5	—	—
AA
Matures in less than one year	6	—	—	—	—	—
Matures after one year through five years	—	—	—	6	—	—
Matures after five years through ten years	5	—	—	5	—	—
A
Matures in less than one year	37	—	—	—	—	—
Matures after one year through five years	—	—	—	37	—	—
Matures after five years through ten years	10	1	—	10	—	1
BBB
Matures in less than one year	68	—	—	—	—	—
Matures after one year through five years	—	—	—	68	1	—
Matures after five years through ten years	24	—	—	24	—	1

Total credit default swaps on single name reference entities	$155	$1	$—	$155	$1	$2

The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of December 31:

	2012			2011
(Amounts in millions)	Notional value	Assets	Liabilities	Notional value	Assets	Liabilities
Original index tranche attachment/detachment point and maturity:
7%—15% matures after one year through five years (1)	$100	$—	$1	$—	$—	$—
9%—12% matures in less than one year (2)	50	—	—	—	—	—
9%—12% matures after one year through five years (2)	250	2	—	300	—	27
10%—15% matures after one year through five years (3)	250	4	—	250	—	—
12%—22% matures after five years through ten years (4)	—	—	—	248	—	28
15%—30% matures after five years through ten years (5)	127	1	—	127	—	2

Total credit default swap index tranches	777	7	1	925	—	57

Customized credit default swap index tranches related to securitization entities:
Portion backing third-party borrowings maturing 2017 (6)	12	—	5	14	—	7
Portion backing our interest maturing 2017 (7)	300	—	99	300	—	170

Total customized credit default swap index tranches related to securitization entities	312	—	104	314	—	177

Total credit default swaps on index tranches	$1,089	$7	$105	$1,239	$—	$234

(1)	The current attachment/detachment as of December 31, 2012 was 7%—15%.
(2)	The current attachment/detachment as of December 31, 2012 and 2011 was 9%—12%.
(3)	The current attachment/detachment as of December 31, 2012 and 2011 was 10%—15%.
(4)	The current attachment/detachment as of December 31, 2012 and 2011 was 12%—22%.
(5)	The current attachment/detachment as of December 31, 2012 and 2011 was 14.8%—30.3%.
(6)	Original notional value was $39 million.
(7)	Original notional value was $300 million.